Employment Benefits - Summary of Defined Benefits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligation from funded plans	₩ 4,978,795	₩ 4,960,645
Fair value of plan assets	(3,702,787)	(3,551,233)
Net liabilities incurred from defined benefit plans	₩ 1,276,008	₩ 1,409,412